Restricted Cash and Short Term Deposits (Tables)	9 Months Ended
Sep. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Restrictions on Cash and Cash Equivalents

Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	September 30, 2019	December 31, 2018
Restricted cash relating to the total return equity swap	108,920	82,863
Restricted cash in relation to the Hilli	151,927	174,597
Restricted cash and short-term deposits held by lessor VIEs	104,461	176,428
Collateral on the Margin Loan Facility	2,500	33,413
Restricted cash relating to the $1.125 billion debt facility	6,680	17,657
Restricted cash relating to office lease	738	777
Bank guarantee	50	691
Total restricted cash and short-term deposits	375,276	486,426
Less: Amounts included in current restricted cash and short-term deposits	(222,612)	(332,033)
Long-term restricted cash	152,664	154,393